AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 24, 1998
                                                            File No. 811 - 08549
                                                            File No. 333 - 42115
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933           / /
                       POST-EFFECTIVE AMENDMENT NO. 2       /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940     / /
                               AMENDMENT NO. 2              /X/

                              OAK ASSOCIATES FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                  MARK E. NAGLE
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           JOHN H. GRADY, JR., ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                              2000 ONE LOGAN SQUARE
                        PHILADELPHIA, PENNSYLVANIA 19103

    It is proposed that this filing become effective (check appropriate box)

             / / immediately upon filing pursuant to paragraph (b)

             / / on [date] pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)

             /X/ 75 days after filing pursuant to paragraph (a)

             / / on [date] pursuant to paragraph (a) of Rule 485.

                              OAK ASSOCIATES FUNDS

                              CROSS REFERENCE SHEET

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N-1A ITEM NO.                                                      LOCATION
= = = = = = = = = = = = = = = = = = = = = = = = = = =  = = = = = = = = = = = = = = = = = = = = = = = =
PART A - RED OAK TECHNOLOGY SELECT PORTFOLIO
Item 1.  Cover Page                                                Cover Page
Item 2.  Synopsis                                                  Summary; Expense Summary
Item 3.  Condensed Financial Information                           Financial Highlights
Item 4.  General Description of Registrant                         The Trust and the Portfolio; Investment
                                                                   Objective and Policies; Investment
                                                                   Limitations; General Information - The
                                                                   Trust
Item 5.  Management of the Trust                                   General Information - Trustees of the Trust;
                                                                   The Adviser; The Administrator; The
                                                                   Transfer Agent
Item 5A. Management's Discussion of Fund                           **
         Performance
Item 6.  Capital Stock and Other Securities                        General Information - Voting Rights;
                                                                   General Information - Shareholder
                                                                   Inquiries; General Information - Dividends
                                                                   and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered                      Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                                  Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                                 *


PART B - RED OAK TECHNOLOGY SELECT PORTFOLIO
Item 10. Cover Page                                                Cover Page
Item 11. Table of Contents                                         Table of Contents
Item 12. General Information and History                           The Trust
Item 13. Investment Objectives and Policies                        Investment Objective and Policies
                                                                   (Prospectus); Investment Limitations
Item 14. Management of the Registrant                              General Information - Trustees of the Trust
                                                                   (Prospectus); Trustees and Officers of the
                                                                   Trust; The Adviser; The Administrator
Item 15. Control Persons and Principal                             Trustees and Officers of the
         Holders of Securities                                     Trust
Item 16. Investment Advisory and Other                             The Adviser (Prospectus and
         Services                                                  Statement of Additional Information); The
                                                                   Administrator (Prospectus and Statement of
                                                                   Additional Information); The Distributor

                                        i



                                                                   (Prospectus and Statement of Additional
                                                                   Information); The Transfer Agent
                                                                   (Prospectus); General Information -
                                                                   Counsel and Independent Public
                                                                   Accountants (Prospectus); General
                                                                   Information - Custodian (Prospectus)
Item 17. Brokerage Allocation                                      Portfolio Transactions
Item 18. Capital Stock and Other Securities                        Description of Shares
Item 19. Purchase, Redemption, and Pricing of                      Purchase and Redemption of
         Securities Being Offered                                  Shares (Prospectus and Statement of
                                                                   Additional Information); Determination of
                                                                   Net Asset Value
Item 20. Tax Status                                                Taxes (Prospectus); Taxes
Item 21. Underwriters                                              The Distributor
Item 22. Calculation of Performance Data                           Computation of Total Return
Item 23. Financial Statements                                      *


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*Not Applicable

**Information required under Item 5A will be contained in the Trust's Annual Reports to Shareholders.

                              OAK ASSOCIATES FUNDS

                               Investment Adviser:
                              OAK ASSOCIATES, Ltd.


Oak Associates Funds (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Portfolio"), which is a separate series of the Trust.

                       RED OAK TECHNOLOGY SELECT PORTFOLIO

This Prospectus sets forth concisely the information about the Trust and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ___________ 1998 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-888-462-5386. The Statement of Additional Information is incorporated into this Prospectus by reference. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the Securities and Exchange Commission at its internet web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


____________, 1998



[OAK-F-011-08]

                                     SUMMARY

The following summary provides basic information about the Red Oak Technology Select Portfolio (the "Portfolio"). The Portfolio is one of the mutual funds comprising Oak Associates Funds (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES? The Portfolio seeks long-term capital growth by investing primarily in common stocks of companies which rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing growth in sales and earnings driven by technology related products and services. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio will concentrate its investments (i.e., invest at least 25% of its total assets) in companies operating directly in the "technology industry," which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? An investment in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate in value. Technology companies face special risks due to the rapidly changing nature of the technology sector. Because the Portfolio concentrates its investments in the technology industry, it will likely be more volatile in price than one with broader diversification that includes investments in more economic sectors. Since the Portfolio is non-diversified, the Portfolio invests in a relatively small number of issuers and may be more susceptible to a single adverse economic or regulatory occurrence. For more information about the Portfolio, see "Investment Objectives and Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? Oak Associates, Ltd. (the "Adviser") serves as the investment adviser of the Portfolio as well as the White Oak Growth Stock Portfolio and the Pin Oak Aggressive Stock Portfolio, each of which is a separate series of the Trust. In addition, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator."



WHO IS THE TRANSFER AGENT? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio. See "The
Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? No, shares of the Portfolio are offered on a no-load basis.

IS THERE A MINIMUM INVESTMENT? The Portfolio has a minimum initial investment of
$2,000, and requires subsequent purchases to be at least $50. The Distributor may waive these minimums at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on any day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to the time the Portfolio calculates its net asset value (normally 4:00 p.m., Eastern time).
Redemption orders placed with the Transfer Agent prior to the time the Portfolio calculates its net asset value (normally 4:00 p.m., Eastern time) on any Business Day will be effective that day. The Trust has also authorized certain broker-dealers to accept purchase orders and redemption requests up to the times mentioned above on behalf of the Portfolio. The Portfolio also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income and any capital gain of the Portfolio is distributed at least annually.
Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."


                                        3


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                                 EXPENSE SUMMARY
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

SHAREHOLDER TRANSACTION EXPENSES

                                                                                RED OAK TECHNOLOGY SELECT PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

Sales Load Imposed on Purchases                                                                           None
Sales Load Imposed on Reinvested Dividends                                                                None
Deferred Sales Load                                                                                       None
Redemption Fees (1)                                                                                       None
Exchange Fees                                                                                             None
-------------------------------------------------------------------------------------------------------------------

 (1) A wire redemption charge of $10.00 is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES


(as a percentage of average net assets)                                         RED OAK TECHNOLOGY SELECT PORTFOLIO
-------------------------------------------------------------------------------------------------------------------


Advisory Fees (after fee waivers) (2)                                                                     0.00%
12b-1 Fees                                                                                                None
Other Expenses (after fee reimbursements) (2)                                                             1.00%
-------------------------------------------------------------------------------------------------------------------

Total Operating Expenses (after fee waivers and reimbursements)(2)                                        1.00%
-------------------------------------------------------------------------------------------------------------------

(2) The Adviser has voluntarily agreed to waive all or a portion of its fee for the Portfolio and to reimburse expenses of the Portfolio in order to limit total operating expenses of the Portfolio to an annual rate of not more than 1.00% of average daily net assets. The advisory fee waivers and expense reimbursements are expected to be in effect at least through the current fiscal year. However, the Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. Absent such waiver, the annual advisory fees for the Portfolio would be .74% of average daily net assets. Absent such reimbursements, Other Expenses and Total Operating
         Expenses for the Portfolio are estimated to be 3.55% and 4.29%, respectively, of average daily net assets for the current fiscal year.
         See "The Adviser."


EXAMPLE                                                                         RED OAK TECHNOLOGY SELECT PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

                                                                                      1 year        3 years
-------------------------------------------------------------------------------------------------------------------

An investor in the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption
at the end of each time period.                                                       $10           $32

-------------------------------------------------------------------------------------------------------------------


THE EXAMPLE IS BASED UPON ESTIMATED TOTAL OPERATING EXPENSES OF THE PORTFOLIO AFTER FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

THE TRUST AND THE PORTFOLIO

Oak Associates Funds (the "Trust") offers shares of three separately-managed mutual funds, each of which is a separate series ("portfolio") of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Trust's Red Oak Technology Select Portfolio (the "Portfolio").

INVESTMENT OBJECTIVES AND POLICIES

The Red Oak Technology Select Portfolio, a non-diversified portfolio, seeks long-term capital growth. Current income is incidental to the Portfolio's objective.

Under normal market conditions, the Portfolio will invest primarily in companies which rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing growth in sales and earnings driven by technology related products and services. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments.

The Portfolio will concentrate its investments (i.e., invest at least 25% of its total assets) in companies operating directly in the "technology industry," which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics ("Technology Companies"). The Portfolio intends to invest the remainder of its assets in companies that may operate in or be a part of many different industries or fields which the Adviser believes may benefit either directly or indirectly from technological advances. These industries may include network and cable broadcasting, communication and telecommunication equipment and services, satellite communications, defense and aerospace transportation systems, data storage and retrieval, biotechnology and medical, environmental, and any other industries which the Adviser believes may benefit from technology.

The Portfolio will normally be as fully invested as practicable in common stocks of the companies described above, but may also invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and American Depositary Receipts ("ADRs").

Stock selections will not be based on company size, but rather on an assessment of a company's fundamental prospects. As a result, the Portfolio's stock holdings can range from small companies developing new technologies or pursuing technological breakthroughs to large, established firms with track records in developing and marketing technology advances. The Portfolio will purchase securities that the Adviser believes have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. The Portfolio will purchase only those securities that are traded in the United States on registered exchanges or the over-the-counter market.

The Portfolio may invest in debt securities rated AAA by Standard & Poor's Corporation ("S&P"). Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest.

Under normal conditions, the Portfolio may hold up to 15% of its total assets in cash and investments in the money market instruments described below in order to maintain liquidity or if the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase.

The Adviser will enter into repurchase agreements on behalf of the Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees.

The Portfolio will not invest more than 15% of its net assets in illiquid securities.

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Portfolio may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc.; repurchase agreements involving the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and in cash.

It is not expected that the portfolio turnover rate will exceed 100%.

For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information. For a description of ratings, see the Appendix in the Statement of Additional Information.

RISK FACTORS

Investments in common stocks and other equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Portfolio invests will cause the net asset value of the Portfolio to fluctuate. An investment in the Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION - Since the Portfolio is non-diversified, it may invest in the securities of a relatively small number of issuers. To the extent that the Portfolio invests a significant percentage of its assets in a limited number of issuers, the Portfolio is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. The Portfolio intends, however, to comply with the applicable diversification requirements of the Internal Revenue Code.

CONCENTRATION - Since the Portfolio will concentrate its investments (i.e., invest at least 25% of its assets) in the securities of Technology Companies, it is subject to the risk that those securities (or the technology industry) will perform poorly, and the Portfolio will be negatively impacted by that poor performance. As a result, the Portfolio may be more susceptible to the particular risks associated with the technology industry than an investment company that does not concentrate its investments in this manner.

SECURITIES OF TECHNOLOGY COMPANIES - Technology Companies face special risks due to the rapidly changing nature of the technology sector. For example, the prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, or products or services which may not prove commercially successful. Therefore, the Portfolio will likely be more volatile in price than one with broader diversification that includes investments in more economic sectors.

SECURITIES OF SMALL CAPITALIZATION ISSUERS - The Portfolio may invest in securities of issuers with small market capitalizations (i.e., companies with equity market capitalizations less than $1 billion). Small capitalization companies may be more vulnerable than larger more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets and financial resources and may be dependent on a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.

SECURITIES OF FOREIGN ISSUERS - Investments in the securities of foreign issuers may subject the Portfolio to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

YEAR 2000 - The Portfolio could be adversely affected by the year 2000 problem (i.e.- if computer systems do not properly process dates on and after January 1, 2000 and fail to distinguish between the year 2000 and the year 1900). The Technology Companies in which the Portfolio focuses its investments may be especially dependent on the smooth functioning of computer systems in various aspects of their respective businesses and/or may have revenues which are directly impacted by their ability to provide year 2000-related services to their clients. In addition, some Technology Companies may experience negative financial results if they are held liable for any year 2000-related problems.

INVESTMENT LIMITATIONS

The investment objective of the Portfolio and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Oak Associates, Ltd. (the "Adviser") is a professional investment management firm and registered investment adviser formed in December 1995 by James D. Oelschlager to continue the business of Oak Associates, a sole proprietorship founded in 1985. As of September 1, 1998, the Adviser had discretionary management authority with respect to approximately $9 billion of assets under management. The principal business address of the Adviser is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

The Adviser serves as the investment adviser for the Portfolio under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Portfolio, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates as well as the White Oak Growth Stock Portfolio and the Pin Oak Aggressive Stock Portfolio, two other series of the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fee for the Portfolio and to reimburse expenses of the Portfolio in order to limit total operating expenses of the Portfolio to an annual rate of not more than 1.00% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. For the fiscal year ended October 31, 1998, the Portfolio had not yet commenced operations. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Portfolio.

The Portfolio is co-managed by James D. Oelschlager and Douglas S. MacKay.

Mr. Oelschlager is the Portfolio Manager of the White Oak Growth Stock Portfolio and the Pin Oak Aggressive Stock Portfolio. He founded Oak Associates, Ltd. in 1985 and serves as its managing member and Chief Investment Officer/Chief Executive Officer. He also served as the director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company (1969-1985). In 1964, Mr. Oelschlager received a B.A. in Economics from Denison University. He earned his Juris Doctor in 1967 from Northwestern University and from 1968-1969 he attended graduate studies at the University of Chicago. He has 29 years of investment experience.

Mr. MacKay is Assistant Portfolio Manager/Research Analyst for the White Oak Growth Stock Portfolio and the Pin Oak Aggressive Stock Portfolio and has been with Oak Associates, Ltd. since 1991. Previously, he was a credit analyst with the Pittsburgh National Bank. In 1990, he received a B.S. in Finance from Miami University in Oxford, Ohio. In 1994, Mr. MacKay earned his MBA from Case Western Reserve University in Cleveland, Ohio, In 1998, he earned the designation of Chartered Financial Analyst and has 8 years of investment experience.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee from the Portfolio, which fee is calculated daily and paid monthly, at an annual rate of .15% on the first $250 million of average daily net assets; .12% on the next $200 million; .10% on the next $200 million; and .08% on average daily net assets over $650 million. However, the Portfolio pays the Administrator a minimum annual fee of $75,000.

The Administrator also serves as the shareholder servicing agent for the Portfolio under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 330 W. 9th St., Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of investment securities for the Portfolio. The Advisory Agreement also directs the Adviser to seek to obtain the best net results, i.e., the selection that the Adviser determines is most beneficial to the Portfolio after taking into account various factors, including price, commission, if any, size of the transactions and difficulty of execution, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved.

The Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.

Because shares of the Portfolio are not marketed through intermediary broker-dealers, it is not the Portfolio's practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place orders for the Portfolio with qualified broker-dealers who refer clients to the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business (a "Business Day"). Investors may purchase and redeem shares of the Portfolio directly through the Transfer Agent at: Oak Associates Funds, P.O. Box 419441, Kansas City, Missouri 64141-6441 by mail or wire transfer. All shareholders are automatically entitled to place wire transfer orders, and exchange and redemption orders, by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on any Business Day. Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase. Certain broker-dealers assist their clients in the purchase or redemptions of shares from the Distributor and charge a fee for this service in addition to the Portfolio's public offering price. In addition, the Trust has authorized certain broker-dealers and other financial intermediaries (collectively, "Authorized Broker-Dealers") to act as the Portfolio's agent for the purposes of accepting purchase orders and redemption requests. The Portfolio will be deemed to have received a purchase order or redemption request upon receipt of the order or request by an Authorized Broker-Dealer.

The minimum initial investment in the Portfolio is $2,000, and subsequent purchases must be at least $50. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Portfolio's Systematic Investment Plan must be at least $25.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the Red Oak Technology Select Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent at: Oak Associates Funds, P.O. Box 419441, Kansas City, Missouri 64141-6441. Third-party checks, credit cards, credit card checks and cash will not be accepted. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7091-244-9; Further Credit: the Red Oak Technology Select Portfolio. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-888-462-5386 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: Oak Associates Funds, P.O. Box 419441, Kansas City, Missouri 64141-6441.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent (or an Authorized Broker-Dealer) if the Transfer Agent (or an Authorized Broker-Dealer) receives the order and payment before the Portfolio calculates its net asset value (normally 4:00 p.m., Eastern time) in order for shares to be purchased at that day's price. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Trust will not issue certificates representing shares of the Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

SYSTEMATIC INVESTMENT PLAN - A shareholder may also arrange for periodic additional investments in the Portfolio through automatic deductions by Automated Clearing House ("ACH") transfers from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $25 per month. An Account Application form may be obtained by calling 1-888-462-5386.

EXCHANGES

Shareholders of the Portfolio may exchange their shares for shares of either the White Oak Growth Stock Portfolio or the Pin Oak Aggressive Stock Portfolio. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time on any Business Day, the exchange will be effected that day. The liability of the Trust or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Redemption orders received by the Transfer Agent (or an Authorized Broker-Dealer) prior to the time the Portfolio calculates its net asset value (normally 4:00 p.m., Eastern time) on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, generally, within seven days after the redemption order is received. However, in order to protect the Trust and its shareholders from fraud, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Trust does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

SYSTEMATIC WITHDRAWAL PLAN - The Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $25,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-888-462-5386.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

ADDITIONAL REDEMPTION AND EXCHANGE INFORMATION

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of exchange, wire transfer, or redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The proceeds of non-telephone redemptions will be sent directly to a shareholder's address (as listed in the Trust's records). If a shareholder requests payment of redemption proceeds to a third party or to a location other than the address on the shareholder's bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

CALCULATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. Purchase or redemption orders received by the Portfolio after its net asset value has been calculated will be priced at the next Business Day's net asset value.

PERFORMANCE

From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future returns.

The total return of the Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, of broad groups of comparable mutual funds and unmanaged indices. The performance of unmanaged indices may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO:

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS:

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as gain from the sale of a capital asset held for more than one year, regardless of how long the shareholder has held shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio (such as STRIPS) are sold with original issue discount and thus generally do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

THE TRUST

The Trust, an open-end investment management company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated November 6, 1997. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually for the Portfolio. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Oak Associates Funds, P.O. Box 419441, Kansas City, Missouri 64141-6441 or by calling 1-888-462-5386.
Purchases, redemptions and exchanges of shares should be made through the Transfer Agent by calling the above telephone number.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income of and any capital gain realized by the Portfolio will be distributed at least annually. Shareholders of record on the next to last Business Day of each quarter will be entitled to receive the quarterly dividend distribution, which is generally paid within 10 Business Days after the end of the quarter.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfers.

Dividends and other distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments for the
Portfolio:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") - ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. GOVERNMENT DIRECT OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

                                TABLE OF CONTENTS

SUMMARY.....................................................................__
EXPENSE SUMMARY.............................................................__
FINANCIAL HIGHLIGHTS........................................................__
THE TRUST AND THE PORTFOLIO.................................................__
INVESTMENT OBJECTIVES AND POLICIES..........................................__
RISK FACTORS................................................................__
INVESTMENT LIMITATIONS......................................................__
THE ADVISER.................................................................__
THE ADMINISTRATOR...........................................................__
THE TRANSFER AGENT..........................................................__
THE DISTRIBUTOR.............................................................__
PORTFOLIO TRANSACTIONS......................................................__
PURCHASE AND REDEMPTION OF SHARES...........................................__
PERFORMANCE.................................................................__
TAXES.......................................................................__
GENERAL INFORMATION.........................................................__
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................__

TRUST:
OAK ASSOCIATES FUNDS



FUND:
RED OAK TECHNOLOGY SELECT PORTFOLIO


ADVISER:
OAK ASSOCIATES, LTD.



DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.



ADMINISTRATOR:
SEI INVESTMENTS MUTUAL FUNDS SERVICES



LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP



INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN, LLP



______________, 1998

                                     TRUST:
                              OAK ASSOCIATES FUNDS

                                     FUNDS:
                       RED OAK TECHNOLOGY SELECT PORTFOLIO

                               INVESTMENT ADVISER:
                               OAK ASSOCIATES LTD.

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the Red Oak Technology Select Portfolio (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of Oak Associates Funds (the "Trust") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated ___________, 1998. The Prospectus for the Portfolio may be obtained by calling 1-888-462-5386.

                                TABLE OF CONTENTS

THE TRUST................................................................  ____
DESCRIPTION OF PERMITTED INVESTMENTS.....................................  ____
INVESTMENT LIMITATIONS...................................................  ____
THE ADVISER..............................................................  ____
THE ADMINISTRATOR........................................................  ____
THE DISTRIBUTOR..........................................................  ____
TRUSTEES AND OFFICERS OF THE TRUST.......................................  ____
COMPUTATION OF TOTAL RETURN..............................................  ____
PURCHASE AND REDEMPTION OF SHARES........................................  ____
DETERMINATION OF NET ASSET VALUE.........................................  ____
TAXES    ................................................................  ____
PORTFOLIO TRANSACTIONS...................................................  ____
DESCRIPTION OF SHARES....................................................  ____
SHAREHOLDER LIABILITY....................................................  ____
LIMITATION OF TRUSTEES' LIABILITY........................................  ____
COUNSEL..................................................................  ____
APPENDIX ................................................................  ____

                                                                 [OAK-F-012-07]

_____________, 1998

THE TRUST

This Statement of Additional Information relates to the Red Oak Technology Select Portfolio (the "Portfolio") The Portfolio is a separate series of Oak Associates Funds (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated November 6, 1997. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS are agreements by which a person (e.g., the Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

INVESTMENT COMPANY SHARES

The Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, the Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of collateralized mortgage obligations ("CMOs") constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

OPTIONS

It is an operating policy of the Portfolio not to write or purchase PUTS, CALLS, OPTIONS or combinations thereof.

WARRANTS

The Portfolio may invest in WARRANTS in accordance with the Prospectus.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Portfolio that cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

     1.   Acquire more than 10% of the voting securities of any one issuer.

     2.   Invest in companies for the purpose of exercising control.

     3. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.

     4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
          (iii) lend its securities.

     5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

     7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

     8. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder or pursuant to an exemption therefrom.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Portfolio is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

     1. The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets.

THE ADVISER

The Trust and Oak Associates Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal year ended October 31, 1998, the Portfolio had not commenced operations and therefore did not pay advisory fees.

The continuance of the Advisory Agreement as to the Portfolio must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the

Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

For the fiscal year ended October 31, 1998, the Portfolio had not commenced operations and therefore did not pay fees to the Administrator.

The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition

Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds(R), The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and

Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE (DOB 10/20/59) -- President and Chief Executive Officer --Vice President of Fund Accounting and Administration for SEI Investments Mutual Funds Services and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (DOB 12/21/58) -- Vice President and Assistant Secretary -- Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

JOSEPH M. O'DONNELL (DOB 11/13/54) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and

Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

LYNDA J. STRIEGEL (DOB 10/30/48) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

WILLIAM E. WHITE (DOB 03/09/65) -- Assistant Secretary -- Mutual Fund Product Manager of Oak Associates, Ltd., the Adviser, since 1997. Accountant Director, SEI Investments, 1994- 1997. Lieutenant, United States Navy, 1987-1994.

ROBERT DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of SEI Investments since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103-6993, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

----------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits anticipated Trustee compensation for the fiscal year ended October 31, 1998.

===============================================================================
                                               Aggregate Compensation From
   Name of Person, Position                Registrant for the Fiscal Year Ended
                                                    October 31, 1998
-------------------------------------------------------------------------------
John T. Cooney, Trustee                                 $8,154

Frank E. Morris, Trustee                                $8,154

Robert Patterson, Trustee                               $8,154

Eugene B. Peters, Trustee                               $8,154

James M. Storey, Esq., Trustee                          $8,154

William M. Doran, Esq., Trustee                         $    0

Robert A. Nesher, Chairman of the                       $    0
Board
===============================================================================

* SEI Investments compensates Mr. Nesher for services he provides to SEI Investments.

COMPUTATION OF TOTAL RETURN

From time to time the Trust may advertise total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance.

The total return of the Portfolio refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

The Portfolio had not commenced operations as of the fiscal year ended October 31, 1998.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, will be treated as a mid-term capital gain if the shares have been held for more than twelve, but not more than eighteen, months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Portfolio. The Portfolio will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Portfolio best price and execution or other services which are of benefit to the Portfolio.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Portfolio, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Portfolio had not commenced operations as of the fiscal year ended October 31, 1998, and therefor had no brokerage transactions and paid no commissions.

Because the Portfolio does not market its shares through intermediary brokers or dealers, it is not the Portfolio's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Portfolio has acquired during its most recent fiscal year. The Portfolio had not commenced operations as of October 31, 1998.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of the portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Portfolio for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

A-1 - This is S&P's highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

PRIME-1 - Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -  Leading market positions in well-established industries.
      -  High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 - Issuers rated Prime-2 (or supporting institutions) by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C:  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits:

(a)           Part A:  N/A
              Part B:

              (i) The following unaudited financial statements for Oak
                  Associates Funds with respect to the White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund as of April 30, 1998 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on June 25, 1998 with Accession Number 0000950115-98-001196.

                  Statement of Net Assets
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements

             (ii) The following audited financial statements for The Advisors'
                  Inner Circle Fund with respect to the White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund as of October 31, 1997 and the report of independent public accountants, Arthur Andersen LLP dated December 3, 1997 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on December 29, 1997 with Accession Number 0000950115-97-002007.

                  Statement of Net Assets
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements

(b)           Additional Exhibits

(1) Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the Securities and Exchange Commission ("SEC") on December 12, 1997.

(2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

(3)           Not Applicable.

(4)           Not Applicable.

(5)           (a) Investment Advisory Agreement between Registrant and Oak
                  Associates, Ltd. with respect to White Oak Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio is filed herewith.

(5)           (b) Schedule A to the Investment Advisory Agreement between Oak
                  Associates Funds and Oak Associates, Ltd. is filed herewith.

(6) Distribution Agreement between Registrant and SEI Investments Distribution Company is filed herewith.

(7)           Not Applicable.

(8) Form of Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

(9)           (a)  Administration Agreement between Registrant and SEI Financial
                   Fund Resources, including schedules relating to the White Oak Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio is filed herewith.

              (b) Form of Transfer Agency Agreement between Registrant and DST Systems, Inc. is filed herewith.

              (c) Sub-Transfer Agency Agreement between the Registrant and Norwest Bank Minnesota, N.A. is filed herewith.

              (d) Schedule A to the Administration Agreement between the Registrant and SEI Fund Resources is filed herewith.

(10) Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

(11) Consent of Independent Public Accountants (Arthur Andersen LLP) is filed herewith.

(12)          Not Applicable.

(13)          Not Applicable.

(14)          Not Applicable.

(15) Form of Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

(16) Performance Quotation Computation is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

(17)          Not Applicable.

(18)          Not Applicable.

(24)          Powers of Attorney for Mark E. Nagle, John T. Cooney, William M.
              Doran, Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert
              A. Patterson and James M. Storey are filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant

     See the Prospectuses and the Statement of Additional Information regarding the control relationships of Oak Associates Funds (the "Trust"). SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 26.  Number of Holders of Securities as of September 21, 1998:

                                                                  Number of
         Title of Class                                           Record Holders
         --------------                                           --------------

         Units of beneficial interest, without par value-

         White Oak Growth Stock Portfolio                             19,751
         Pin Oak Aggressive Stock Portfolio                            1,412
         Red Oak Technology Select Fund                                   --

Item 27.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Oak Associates, Ltd.
--------------------

Oak Associates, Ltd. is the investment adviser for the White Oak Growth Stock Portfolio and the Pin Oak Aggressive Stock Portfolio. The principal address of Oak Associates, Ltd. is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

The list required by this Item 28 of general partners of Oak Associates, Ltd., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                              July 15, 1982
      SEI Liquid Asset Trust                              November 29, 1982
      SEI Tax Exempt Trust                                December 3, 1982
      SEI Index Funds                                     July 10, 1985
      SEI Institutional Managed Trust                     January 22, 1987
      SEI Institutional International Trust               August 30, 1988
      The Advisors' Inner Circle Fund                     November 14, 1991
      The Pillar Funds                                    February 28, 1992
      CUFUND                                              May 1, 1992
      STI Classic Funds                                   May 29, 1992
      First American Funds, Inc.                          November 1, 1992

      First American Investment Funds, Inc.               November 1, 1992
      The Arbor Fund                                      January 28, 1993
      Boston 1784 Funds(R)                                June 1, 1993
      The PBHG Funds, Inc.                                July 16, 1993
      Morgan Grenfell Investment Trust                    January 3, 1994
      The Achievement Funds Trust                         December 27, 1994
      Bishop Street Funds                                 January 27, 1995
      CrestFunds, Inc.                                    March 1, 1995
      STI Classic Variable Trust                          August 18, 1995
      ARK Funds                                           November 1, 1995
      Monitor Funds                                       January 11, 1996
      SEI Asset Allocation Trust                          April 1, 1996
      TIP Funds                                           April 28, 1996
      SEI Institutional Investments Trust                 June 14, 1996
      First American Strategy Funds, Inc.                 October 1, 1996
      HighMark Funds                                      February 15, 1997
      Armada Funds                                        March 8, 1997
      PBHG Insurance Series Fund, Inc.                    April 1, 1997
      The Expedition Funds                                June 9, 1997
      TIP Institutional Funds                             January 1, 1998
      The Nevis Fund, Inc.                                June 29, 1998
      The Parkstone Group of Funds                        September 14, 1998

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Henry H. Greer             Director                                                              --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Gilbert L. Beebower        Executive Vice President                                              --
Richard B. Lieb            Executive Vice President                                              --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Leo J. Dolan, Jr.          Senior Vice President                                                 --



                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------
Carl A. Guarino            Senior Vice President                                                 --
Larry Hutchison            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Barbara J. Moore           Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President & General Counsel                        Vice President &
                                                                                         Assistant Secretary
Patrick K. Walsh           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
Gordon W. Carpenter        Vice President                                                        --
Todd Cipperman             Vice President & Assistant Secretary                           Vice President &
                                                                                         Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Vic Galef                  Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                           Vice President &
                                                                                         Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                 Vice President &
                                                                                         Assistant Secretary
Jeff Jacobs                Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Carolyn McLaurin           Vice President & Managing Director                                    --
W. Kelso Morrill           Vice President                                                        --
Mark Nagle                 Vice President                                                     President
Joanne Nelson              Vice President                                                        --
Joseph M. O'Donnell        Vice President & Assistant Secretary                           Vice President &
                                                                                         Assistant Secretary
Sandra K. Orlow            Vice President & Secretary                                     Vice President &
                                                                                         Assistant Secretary
Cynthia M. Parrish         Vice President & Assistant Secretary                                  --
Kim Rainey                 Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Mark Samuels               Vice President & Managing Director                                    --



                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------
Kathryn L. Stanton         Vice President & Assistant Secretary                                  --
Lynda J. Striegel          Vice President & Assistant Secretary                           Vice President &
                                                                                         Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                                  --
Wayne M. Withrow           Vice President & Managing Director                                    --


Item 30.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, PA 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
         (f), the required books and records are maintained at the offices of the Registrant's Advisors:

                  Oak Associates, Ltd.
                  3875 Embassy Parkway
                  Suite 250
                  Akron, OH 44333-8334


Item 31.  Management Services: None.

Item 32.  Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

         Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE


         A copy of the Agreement and Declaration of Trust for Oak Associates Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of September, 1998.

                                                        OAK ASSOCIATES FUNDS

                                                        By: /s/ Mark E. Nagle
                                                            --------------------
                                                        Mark E. Nagle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


       *                                    Trustee                      September 24, 1998
--------------
John T. Cooney

       *                                    Trustee                      September 24, 1998
----------------
William M. Doran

       *                                    Trustee                      September 24, 1998
---------------
Frank E. Morris

       *                                    Trustee                      September 24, 1998
----------------
Robert A. Nesher

       *                                    Trustee                      September 24, 1998
-------------------
Robert A. Patterson

       *                                    Trustee                      September 24, 1998
-------------
Eugene Peters

       *                                    Trustee                      September 24, 1998
---------------
James M. Storey

/s/ Mark E. Nagle                           President                    September 24, 1998
-----------------
Mark E. NagleE


/s/ Robert J. DellaCroce
------------------------                    Controller & Chief           September 24, 1998
Robert J. DellaCroce                        Financial Officer

*By: /s/ Mark E. Nagle
     -----------------
     Mark E. Nagle
     Attorney-in-Fact


                                  EXHIBIT INDEX

Exhibit No. and Description
---------------------------
EX-99.B1 Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the Securities and Exchange Commission ("SEC") on December 12, 1997.

EX-99.B2 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

EX-99.B3          Not Applicable.

EX-99.B4          Not Applicable.

EX-99.B5(a)       Investment Advisory Agreement between Registrant and Oak
                  Associates, Ltd. with respect to White Oak Growth Stock
                  Portfolio and Pin Oak Aggressive Stock Portfolio is filed herewith.

EX-99.B5(b)       Schedule A to the Investment Advisory Agreement between Oak
                  Associates Funds and Oak Associates, Ltd. is filed herewith.

EX-99.B6 Distribution Agreement between Registrant and SEI Investments Distribution Company is filed herewith.

EX-99.B7          Not Applicable.

EX-99.B8 Form of Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.

EX-99.B9(a)       Administration Agreement between Registrant and SEI Financial
                  Fund Resources, including schedules relating to the White Oak
                  Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio is filed herewith.

EX-99.B9(b)       Form of Transfer Agency Agreement between Registrant and DST
                  Systems, Inc. is filed herewith.

EX-99.B9(c)       Sub-Transfer Agency Agreement between the Registrant and
                  Norwest Bank Minnesota, N.A. is filed herewith.

EX-99.B9(d)       Schedule A to the Administration Agreement between the
                  Registrant and SEI Fund Resources is filed herewith.

EX-99.B10         Opinion and Consent of Counsel is incorporated herein by
                  reference to Registrant's Registration Statement on Form N-1A
                  (File No. 333-42115) filed with the SEC on December 12, 1997.

EX-99.B11         Consent of Independent Public Accountants (Arthur Andersen
                  LLP) is filed herewith.

EX-99.B12         Not Applicable.

EX-99.B13         Not Applicable.

EX-99.B14         Not Applicable.

EX-99.B15         Form of Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on December 12, 1997.

Exhibit No. and Description
---------------------------
EX-99.B16         Performance Quotation Computation is incorporated herein by reference to Registrant's Registration Statement on Form N-1A
                  (File No. 333- 42115) filed with the SEC on December 12, 1997.

EX-99.B18         Not Applicable.

EX-99.B24         Powers of Attorney for David G. Lee, Mark E. Nagle, John T.
                  Cooney, William M. Doran, Frank E. Morris, Robert A. Nesher,
                  Eugene B. Peters, Robert A. Patterson and James M. Storey are filed herewith.

EX-99.B27         Not Applicable.